AMOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
Schedule of Amounts Receivable and Prepaid Expenses
	December 31	December 31
	2024	2023
Sales tax receivable	$49	$63
Interest, refundable deposits, and other receivables [1]	103	595
Prepaid expenses [2]	1,756	2,250
Total	$1,908	$2,908